Income Taxes	12 Months Ended
Sep. 30, 2022
Income Taxes [Abstract]
INCOME TAXES

NOTE 16 - INCOME TAXES

The Company recognizes deferred tax assets and liabilities for the tax effects of differences between the financial statement and tax basis of assets and liabilities. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

As of September 30, 2022, the Company has net operating loss carryforwards of approximately $17,382,000 to reduce future taxable income. Of the $17,382,000, approximately $14,604,000 can be used through 2039, and $2,778,000 may be carried forward indefinitely. A valuation allowance for the entire amount of deferred tax assets has been established as of September 30, 2022 and 2021.

The provision for (benefit from) income taxes consists of the following:

	Year Ended September 30, 2022	Year Ended September 30, 2021
Current
Federal	$-	$-
State	-	-
	-	-
Deferred
Federal	-	-
State	-	-
	-	-
Total income tax provision (benefit)	$-	$-

A reconciliation of the provision for income taxes at the federal statutory rates of 21% to the Company’s provision for income tax is as follows:

	Year Ended September 30, 2022	Year Ended September 30, 2021
U.S. Federal (tax benefit) provision at statutory rate	$(561,403)	$(395,235)
State (tax benefit) income taxes, net of federal benefit	(225,898)	(159,035)
Permanent differences	(40,511)	(1,040,685)
True up	78,612	638,984
Changes in valuation allowance	749,200	955,971
Total	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities for the periods presented:

	September 30, 2022	September 30, 2021
Deferred Tax Assets
Stock-based compensation	$873,096	$872,055
Accrued salary – unpaid	827,377	826,390
Net operating losses	5,147,202	4,400,030
Total deferred tax assets	6,847,675	6,098,475
Valuation allowance	(6,847,675)	(6,098,475)
Net deferred tax assets	-	-

Deferred Tax Liabilities
Identifiable intangibles - Howco Purchase	-	-
Total deferred tax liabilities	-	-
Net deferred tax	$-	$-

The Company determines its valuation allowance on deferred tax assets by considering both positive and negative evidence in order to ascertain whether it is more likely than not that deferred tax assets will be realized. Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred tax assets in the U.S. can be realized as of September 30, 2022 and 2021, accordingly, the Company has recorded a full valuation allowance on its U.S. deferred tax assets.

The Company files income tax returns in the United States on federal basis and various states. The Company is not currently under any international or any United States federal, state and local income tax examinations for any taxable years. All of the Company’s net operating losses are subject to tax authority adjustment upon examination.